BACKGROUND	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
BACKGROUND

1.	BACKGROUND

Codere Online Business (the “Group”) is comprised of the integrated online gambling operations of Codere S.A. and its subsidiaries (“Codere Group”) located in Spain, Luxembourg, Mexico, Colombia, Panama, Italy, Gibraltar, Israel and Malta focused on online gambling and other online services.

Codere Group is a leading international gaming operator that operates slot machines, bingo seats and sports betting terminals in Latin America (Argentina, Colombia, Mexico, Panama and Uruguay), Spain and Italy, across various gaming venues, including gaming halls, arcades, bars, sports betting shops and horse racetracks.

Codere Group’s headquarters are located at Avenida de Bruselas 26, in Alcobendas (Madrid, Spain).

Codere Group has been listed on the Madrid Stock Exchange since October 19, 2007.

The accompanying Interim Combined Carve-out Condensed Financial Statements of the Group have been prepared in connection with the proposed inclusion in a proxy statement/prospectus of Codere Online Luxembourg S.A., registered in Luxembourg as a public limited company (société anonyme) since June 4, 2021 under the laws of Luxembourg with its registered office at 7, rue Robert Stumper, L-2557 Luxembourg, Grand Duchy of Luxembourg and registered with the Luxembourg trade and companies register (Registre de commerce et des sociétés, Luxembourg) under the number B255798 (“Codere Online Luxembourg”), and represent the nine entities and/or businesses described herein that the Codere Group intends to transfer to Codere Online Luxembourg, in connection with a proposed business combination involving (i) the transfer of Servicios de Juego Online S.A. (“SEJO”) to Holdco, in exchange for additional ordinary shares of Holdco to be subscribed for by Codere Newco; (ii) the conversion of each share of DD3 Acquisition Corp. II (“DD3”) Class B common stock into one share of DD3 Class A common stock; (iii) Codere Online U.S. Corp’s merger with and into DD3, with DD3 surviving such merger and becoming a direct wholly-owned subsidiary of Holdco and, in connection therewith, DD3’s corporate name will change to “Codere Online U.S. Corp.”; (iv) the contribution of all shares of DD3 Class A Common Stock issued and outstanding immediately prior to the merger to Holdco in exchange for one Holdco Ordinary Share for each share of DD3 Class A Common Stock pursuant to a share capital increase of Holdco; and (v) the conversion of each DD3 warrant that is outstanding immediately prior to the merger, which will no longer represent a right to acquire one share of DD3 Class A Common Stock and will instead represent the right to acquire one Holdco Ordinary Share on substantially the same terms (collectively, the “Business Combination”). At the end of the process of Business Combination, all these entities will be 100% ownership to the Group except Panama and Mexico, with 75% and 99,99% ownership, respectively.

This transfer will be performed in two steps: (1) the transfer prior to the effectiveness of such proxy statement/prospectus of the relevant entities and businesses that were not direct or indirect subsidiaries or businesses of Servicios de Juego Online, S.A.U. (“SEJO”) to SEJO and (2) the transfer of SEJO to Codere Online Luxembourg in connection with the consummation of the Business Combination.

Spain and Italy were the only two jurisdictions in which existing operating entities, Codere Online, S.A.U. and Codere Scommesse S.r.l., respectively, were going to be transferred to SEJO and as of June 27, 2021, the management of Codere Online, S.A.U. has approved the transfer of the 100% of the equity of Codere Online, S.A.U. to SEJO. The transfer of the 100% of the equity of Codere Scommesse S.r.l. is still in process. In Panama, Colombia and Argentina, new entities have been or will be incorporated with SEJO as sole or majority shareholder. The licenses pursuant to which the Group currently operates in these jurisdictions (in the case of Panama and Colombia) or is expected to begin operating in the near future (in the case of Argentina) will be transferred, together with the existing businesses, to SEJO. In Mexico, the online business will be transferred to SEJO through the consummation of an Asociación en Participación (an unincorporated joint venture which has its own tax identification number) between Libros Foráneos, S.A. de C.V. (the entity which holds the license under which the Group currently operates in this jurisdiction) as asociante, and SEJO as asociado, pursuant to which SEJO will have the right to receive 99,99% of any distributed profits.

In the context of the transfers detailed above, the Group does not expect that the standalone online gaming license of Alta Cordillera S.A., a Panamian subsidiary within the Codere Group, will have been transferred to the Group prior to the effectiveness of the prospectus, therefore, an agreement will be entered into among SEJO and Hípica de Panama, S.A. with the same economic effect and benefits to Codere Online Panama S.A. until such a time as the license can be transferred.

In the case of Colombia, the transfer of Codere Colombia S.A. (gaming license allowing for both retails and online betting) to Codere Online Colombia S.A. is dependent on the administrative approval of Coljuegos (the online gambling regulator in Colombia). However, the management of the Group does not expect any delay in obtaining such approval prior to the effectiveness of the prospectus in 2021.

It is important to mention that as a result of the carve-out of the online activity in those legal entities in which online and retail business were coexisting, there were some intercompany balances generated. These balances which represented after carve-out a debt to the retail subsidiary have been forgiven due to the pre-merger actions agreed in the BCA, therefore they have been adjusted to the equity on the remaining subsidiary.

The perimeter of the Group consists of 9 operating and supporting entities (Spain, Mexico, Colombia, Panama, Italy, Gibraltar, Israel and Malta) and 2 holding companies (Spain and Luxembourg).

Entity	Entity Type	Ownership	Location
Codere Online Luxembourg S.A.	Holding Company	100%	Luxembourg
Servicios de Juego Online S.A.	Holding Company	100%	Spain
Codere Online S.A.	Operating Entity	100%	Spain
Codere Colombia S.A. (online business)	Operating Entity	100%	Colombia
Hípica de Panama, S.A. (online business)	Operating Entity	75%	Panama
Libros Foráneos S.A. de CV (online business)	Operating Entity	99.99%	Mexico
Codere Scommese S.R.L.	Operating Entity	100%	Italy
Codere Online Operator LTD	Operating Entity	100%	Malta
Codere Online Management Services LTD	Supporting Entity	100%	Malta
Codere Israel Marketing Support Services LTD	Supporting Entity	100%	Israel
Codere (Gibraltar) Marketing Services LTD	Supporting Entity	100%	Gibraltar

Codere Online Business [Member]
Reserve Quantities [Line Items]
BACKGROUND

1.	BACKGROUND

Codere Online Business (the “Group”) is comprised of the integrated online gambling operations of Codere S.A. and its subsidiaries (“Codere Group”) located in Spain, Mexico, Colombia, Panama, Italy, Gibraltar, Israel and Malta focused on online gambling and other online services.

Codere Group is a leading international gaming operator that operates slot machines, bingo seats and sports betting terminals in Latin America (Argentina, Colombia, Mexico, Panama and Uruguay), Spain and Italy, across various gaming venues, including gaming halls, arcades, bars, sports betting shops and horse racetracks.

Codere Group’s headquarters are located at Avenida de Bruselas 26, in Alcobendas (Madrid, Spain).

Codere Group has been listed on the Madrid Stock Exchange since October 19, 2007.

The accompanying combined carve-out financial statements of the Group have been prepared in connection with the proposed inclusion in a proxy statement/prospectus of Codere Online Luxembourg S.A., registered in Luxembourg as a public limited company (société anonyme) since June 4, 2021 under the laws of Luxembourg with its registered office at 7, rue Robert Stumper, L-2557 Luxembourg, Grand Duchy of Luxembourg and registered with the Luxembourg trade and companies register (Registre de commerce et des sociétés, Luxembourg) under the number B255798 (“Codere Online Luxembourg”), and represent the nine entities and/or businesses described herein that the Codere Group intends to transfer to Codere Online Luxembourg, in connection with a proposed business combination involving (i) the transfer of Servicios de Juego Online S.A. (“SEJO”) to Holdco, in exchange for additional ordinary shares of Holdco to be subscribed for by Codere Newco; (ii) the conversion of each share of DD3 Acquisition Corp. II (“DD3”) Class B common stock into one share of DD3 Class A common stock; (iii) Codere Online U.S. Corp’s merger with and into DD3, with DD3 surviving such merger and becoming a direct wholly-owned subsidiary of Holdco and, in connection therewith, DD3’s corporate name will change to “Codere Online U.S. Corp.”; (iv) the contribution of all shares of DD3 Class A Common Stock issued and outstanding immediately prior to the merger to Holdco in exchange for one Holdco Ordinary Share for each share of DD3 Class A Common Stock pursuant to a share capital increase of Holdco; and (v) the conversion of each DD3 warrant that is outstanding immediately prior to the merger, which will no longer represent a right to acquire one share of DD3 Class A Common Stock and will instead represent the right to acquire one Holdco Ordinary Share on substantially the same terms (collectively, the “Business Combination”). At the end of the process of Business Combination, all these entities will be 100% ownership to the Group except Panama and Mexico, with 75% and 99,99% ownership, respectively.

This transfer will be performed in two steps: (1) the transfer prior to the effectiveness of such proxy statement/prospectus of the relevant entities and businesses that were not direct or indirect subsidiaries or businesses of Servicios de Juego Online, S.A.U. (“SEJO”) to SEJO and (2) the transfer of SEJO to Codere Online Luxembourg in connection with the consummation of the Business Combination.

Spain and Italy are the only two jurisdictions in which existing operating entities, Codere Online, S.A.U. and Codere Scommesse S.r.l., respectively, will be transferred to SEJO. In Panama, Colombia and Argentina, new entities have been or will be incorporated with SEJO as sole or majority shareholder. The licenses pursuant to which the Group currently operates in these jurisdictions (in the case of Panama and Colombia) or is expected to begin operating in the near future (in the case of Argentina) will be transferred, together with the existing businesses, to SEJO. In México, the online business will be transferred to SEJO though the consummation of an Asociación en Participación (an unincorporated joint venture which has its own tax identification number) between Libros Foráneos, S.A. de C.V. (the entity which holds the license under which the Group currently operates in this jurisdiction) as asociante, and SEJO as asociado, pursuant to which SEJO will have the right to receive 99,99% of any distributed profits.

In the context of the transfers detailed above, the Group does not expect that the standalone online gaming license of Alta Cordillera S.A., a Panamian subsidiary within the Codere Group, will have been transferred to the Group prior to the effectiveness of the prospectus, therefore, an agreement will be entered into among SEJO and Hípica de Panama, S.A. with the same economic effect and benefits to Codere Online Panama S.A. until such a time as the license can be transferred.

In the case of Colombia, the transfer of Codere Colombia S.A. (gaming license allowing for both retails and online betting) to Codere Online Colombia S.A. is dependent on the administrative approval of Coljuegos (the online gambling regulator in Colombia). However, the management of the Group does not expect any delay in obtaining such approval prior to the effectiveness of the prospectus in 2021.

It is important to mention that as a result of the carve-out of the online activity in those legal entities in which online and retail business were coexisting, there were some intercompany balances generated. These balances which represented after carve-out a debt to the retail subsidiary have been forgiven due to the pre-merger actions agreed in the BCA, therefore they have been adjusted to the equity on the remaining subsidiary.

The entities and businesses consist of 9 entities (Spain, Mexico, Colombia, Panama, Italy, Gibraltar, Israel and Malta).

Entity	Entity Type	Ownership	Location
Servicios de Juego Online S.A.	Holding Company	100%	Spain
Codere Online S.A.	Operating Entity	100%	Spain
Codere Colombia S.A. (online business)	Operating Entity	100%	Colombia
Hípica de Panama, S.A. (online business)	Operating Entity	75%	Panama
Libros Foráneos S.A. de CV (online business)	Operating Entity	99.99%	Mexico
Codere Scommese S.R.L.	Operating Entity	100%	Italy
Codere Online Operator LTD	Operating Entity	100%	Malta
Codere Online Management Services LTD	Supporting Entity	100%	Malta
Codere Israel Marketing Support Services LTD	Supporting Entity	100%	Israel
Codere (Gibraltar) Marketing Services LTD	Supporting Entity	100%	Gibraltar

Codere Online Luxembourg [Member]
Reserve Quantities [Line Items]
BACKGROUND

1.	BACKGROUND

Codere Online Luxembourg S.A. (the “Company” or “Codere Online”), a company organized under the laws of Luxembourg, the sole shareholder of the Company is CODERE NEWCO S.A.U., a Spanish public limited liability company (Sociedad Anónima Unipersonal), having its registered office at 26, Avenida de Bruselas, 28108 Alcobendas, Madrid, Spain and registered with the trade registry of Madrid under the reference Volume 34399, page 192, section 8, Sheet M-618.784 (the “Sole Shareholder”). The Company has been registered in Luxembourg as a public limited company (société anonyme) since June 4, 2021 under the laws of Luxembourg, having its registered office at 7, rue Robert Stumper, L-2557 Luxembourg, Grand Duchy of Luxembourg and registered with the Luxembourg trade and companies register (Registre de commerce et des sociétés, Luxembourg) under the number B255798. The Company was created in connection with a proposed business combination with DD3 Acquisition Corp. II (“DD3”). The business combination involve (i) the transfer of Servicios de Juego Online S.A. (“SEJO”) to the Company, in exchange for additional ordinary shares of the Company to be subscribed for by Codere Newco; (ii) the conversion of each share of DD3 Acquisition Corp. II (“DD3”) Class B common stock into one share of DD3 Class A common stock; (iii) Codere Online U.S. Corp’s merger with and into DD3, with DD3 surviving such merger and becoming a direct wholly-owned subsidiary of the Company and, in connection therewith, DD3’s corporate name will change to “Codere Online U.S. Corp.”; (iv) the contribution of all shares of DD3 Class A Common Stock issued and outstanding immediately prior to the merger to the Company in exchange for one Company Ordinary Share for each share of DD3 Class A Common Stock pursuant to a share capital increase of the Company; and (v) the conversion of each DD3 warrant that is outstanding immediately prior to the merger, which will no longer represent a right to acquire one share of DD3 Class A Common Stock and will instead represent the right to acquire one Company Ordinary Share on substantially the same terms (collectively, the “Business Combination”).

The objects of the Company are:

●	to act as an investment holding company and to co-ordinate the business of any corporate bodies and to acquire securities and any other asset;

●	to acquire, undertake and carry on the business, property and/or liabilities;

●	to invest and deal with the Company’s money

●	to acquire an interest in, amalgamate, merge, consolidate with and enter into partnership or any arrangement for the sharing of profits, union of interests, co-operation, joint venture, reciprocal concession;

●	to enter into any guarantee or contract of indemnity or suretyship, and to provide security for the performance of the obligations of and/or the payment of any money by any person;

●	to deal with all or any part of the property and rights of the Company.

The Company has not engaged in any business or trading activities since its incorporation.